Related Party Transactions - Summary of Significant Transactions between the Company and Other Related Parties (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2024 USD ($)
Disclosure of transactions between related parties [line items]
Receivables from related parties	$ 1,404.5	$ 624.4		$ 42.8
Other receivables from related parties	0.2	71.9		0.0
Payables to related parties	1,426.0	1,566.3		$ 43.5
Xintec Inc. [member]
Disclosure of transactions between related parties [line items]
Payables to related parties	988.0	1,020.2
Systems on Silicon Manufacturing Company Pte Ltd. [member]
Disclosure of transactions between related parties [line items]
Other receivables from related parties	0.2	58.1
Payables to related parties	308.4	457.3
Vanguard International Semiconductor Corporation [member]
Disclosure of transactions between related parties [line items]
Receivables from related parties	626.7	0.0
Other receivables from related parties	0.0	13.8
Global Unichip Corporation [member]
Disclosure of transactions between related parties [line items]
Receivables from related parties	610.0	514.8
Associates [member]
Disclosure of transactions between related parties [line items]
Net revenue from sale of goods	15,034.1	13,406.0	$ 15,351.5
Purchases	4,619.6	4,562.2	6,423.9
Temporary receipts	4,271.5	307.5
Manufacturing expenses	5,232.8	5,043.5	$ 6,011.5
Other related parties [member]
Disclosure of transactions between related parties [line items]
Receivables from related parties	167.8	109.6
Payables to related parties	$ 129.6	$ 88.8